Supplemental Cash Flow Information (Detail) In Millions, unless otherwise specified	12 Months Ended				3 Months Ended			12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($) years number	Dec. 31, 2008 USD ($)	Dec. 31, 2010 JPY (¥)	Mar. 31, 2010 Sumitomo 3M Limited USD ($)	Mar. 31, 2010 Sumitomo 3M Limited JPY (¥)	Dec. 31, 2010 A-One JPY (¥)	Dec. 31, 2009 United States Qualified and Non-qualified Pension Benefits USD ($)
Supplemental Cash Flow Information
Cash income tax payments	$ 1,509	$ 834	$ 1,778
Cash interest payments	201	236	196
Capitalized interest	17	27	28
Investing and financing activities with significant non-cash components
Cash paid to purchase shares held by Sumitomo Electric Industries, Ltd.					63	5,800
Note payable issued to Sumitomo Electric Industries					188	17,400
Five-year financed liability of 1.7 billion in Japanese Yen	18			1,700			1,700
Capital lease asset and obligation related to IT investment		50
Amortization period of IT investment (in years)		7
Contribution to U.S. defined benefit pension plan in common stock								$ 600